United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/11

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BlueFoot Partners, LLC
Address:  514 19th Ave. E., Suite D
	  Seattle, WA  98112

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John Ray-Keil
Title: 	Chief Financial Officer
Phone:	(206) 322-5505

Signature, Place, and Date of Signing:

	John Ray-Keil		               Seattle, Washington  		 August 11, 2011
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             4
Form 13 Information Table Value Total:             5,315  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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
COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5 		COLUMN 6	COLUMN 7 	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR	SH/ 	PUT 	INVESTMENT  	OTHER     	VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT	PRN 	CALL   	DISCRETION  	MANAGER  	SOLE   SHARED  NONE

AVL @  12.5 EXP 07/16/2011	CALL	053470100	348 		500 	SH	CALL	SOLE
BALLANTYNE OF OMAHA INC CMN	COM	058516105	377 		80,457 	SH		SOLE				80,457
CRAFT BREWERS ALLIANCE, INC CMN	COM	224122101	3,148 		365,619 SH		SOLE				365,619
PHYSICIANS FORMULA HOLDINGS	COM	719427106	1,442 		360,500 SH		SOLE				360,500

